Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ 7,844
Unrecognized loss (profit), cumulative loss	13,624
Unrecognized change in equity	1,179
Unrecognized change in equity, cumulative loss	1,055
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	7,844
Unrecognized loss (profit), cumulative loss	7,844
Unrecognized change in equity	1,179
Unrecognized change in equity, cumulative loss	1,179
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit), cumulative loss	5,780
Unrecognized change in equity, cumulative loss	₩ (124)